Application of critical estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2017
Application of critical estimates and judgments (Tables) [Abstract]
Schedule of useful lives applied to the assets determined average depreciation and depletion rates

The useful lives applied to the assets determined the following average (%) depreciation and depletion rates:

	2017	2016
Buildings and improvements	3.36	3.49
Machinery, equipment and installations	8.34	9.34
Mines and wells	8.84	8.83
Furniture and fixtures	10.13	10.36
IT equipment	20.09	20.53
Lab equipment	9.56	9.65
Security equipment	9.77	9.78
Vehicles	17.51	22.72
Other	18.17	18.97